Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Share capital [Abstract]
Schedule of movement between the opening and closing number of shares issued per class of share
The movement between the opening and closing number of shares issued per class of share can be summarized as follows:

	Class A shares	Class B shares	Total shares
As at 1 January 2025	371,457,600	185,728,800	557,186,400

As at 31 December 2025	371,457,600	185,728,800	557,186,400

	Class A shares	Class B shares	Total shares
As at 1 January 2024	371,457,600	185,728,800	557,186,400

As at 31 December 2024	371,457,600	185,728,800	557,186,400

Schedule of disclosure of treasury shares in consolidated statement of financial position
These FDRs are disclosed as treasury shares in the consolidated statement of financial position and are carried at acquisition cost as a deduction from equity.

	2025	2024	2023
FDRs held as at 31 December	26,510,592	27,851,115	9,615,110
Carrying value of FDRs held ( € million )	156	173	90

Class B shares held as at 31 December	11,976,209	11,976,209	—
Carrying value of Class B shares held ( € million )	25	25	—